LONG-TERM PREPAYMENTS AND OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
LONG-TERM PREPAYMENTS AND OTHER ASSETS
Schedule of long-term prepayments and other assets

	December 31,
	2019	2020
	RMB	RMB

Operating rights of service stations	34,013	31,856
Long-term receivables from and prepayment to Sinopec Group Company and fellow subsidiaries	1,562	2,801
Prepayments for construction projects to third parties	3,926	5,861
Others (i)	25,936	33,971
	65,437	74,489

Note:

(i)	Others mainly comprise time deposits with terms of three years, catalyst expenditures and improvement expenditures of property, plant and equipment.

Schedule of operating rights of service stations

	2019	2020
	RMB	RMB
Operating rights of service stations
Cost:
Balance as of January 1	52,216	53,549
Additions	1,494	493
Decreases	(161)	(475)
Balance as of December 31	53,549	53,567
Accumulated amortization:
Balance as of January 1	17,282	19,536
Additions	2,357	2,365
Decreases	(103)	(190)
Balance as of December 31	19,536	21,711
Net book value as of December 31	34,013	31,856